Commitments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Commitments
36.	COMMITMENTS

The Group has certain contractual commitments to purchase slag, which are effective until 2022. The estimated undiscounted future cash flows amount to approximately $ 594.7 million between 2019 and 2022. In addition, the Company has contractual commitment to purchase limestone for an average annual amount of $ 2.5 million until 2025.

The Company has also signed several contracts for the procurement of natural gas, assuming firm commitments for a total amount of $ 692.2 million and $ 53 million payable during the 2019 and 2020, respectively.

Additionally, the Company has entered into agreements with some electricity suppliers for a total amount of $ 477.7 million and $ 534 million for 2019 and 2020, respectively, and $ 534 million to be annually paid between 2021 and 2037.

Due to the agreement signed with Sinoma International Engineering Co. Ltd. to build a new cement plant, Loma Negra C.I.A.S.A. assumed in the course of 2017 new Commitments totaling $ 2,167,648,300 plus US$ 107,414,700 and Euro 41,574,600. Taking into account that, in the manner agreed upon, Peso-denominated values ($ 2,167,648,300) are subject to periodical adjustments in accordance with an adjustment formula, the amount committed as of December 31, 2018 is US$ 61,416,924, Euro 30,904,861 and $ 2,506,019,275.